                                                                The Shelby Fund
-------------------------------------------------------------------------------

Dear Shareholder:

The Shelby Fund had an outstanding third quarter, returning 19.75%. This compares very favorably to returns of 7.95% and 9.81% for the S&P 500 and the Russell 2000 indexes respectively. For the six month period ending September 30, 1995, the fund returned 36.85% while the S&P 500 returned 18.27% and the Russell 2000 posted a 19.88% gain. For the first nine months of 1995, the fund returned 42.02% versus 29.79% for the S&P 500 and 25.74% for the Russell 2000. On a trailing twelve month basis, the fund has returned 44.98% versus 29.76% for the S&P 500 and 23.42% for the Russell 2000. According to the American Banker, the third quarter return of 19.75% was the best of any bank sponsored mutual fund in the country.

Much of the fund's return for the third quarter was attributable to its positions in the technology and financial sectors. The fund's largest gains came from Intel warrants, Meridian Data, Diamond Multimedia and Maxim Integrated Products, just to name a few. Going into the final quarter of 1995, we have been repositioning the holdings within the technology area. We are moving away from companies which are more commodity oriented, such as those players in the SRAM or DRAM arena, and emphasizing companies in sectors where gross margin pressure is less likely. Software services, networking and specialty semiconductor companies would be examples of industries where we are focusing.

Now that we are full force into October, conventional wisdom is that the technology sector has reached a cyclical peak. While we believe that all boats will not be taken up with the tide, we feel this move in technology stocks is secular and not cyclical. The telecommunications cycle has yet to really get under way in earnest. If Washington will deliver a telecom bill, this cycle could really accelerate, dwarfing the PC cycle. Given the current trend in interest rates, we are still very constructive within the technology sector.

Finally, it is our feeling that this correction we are currently experiencing has been a self-fulfilling prophecy from the media and can be traced to the uncertainty surrounding Washington's inability to come up with a budget accord. Mr. Greenspan has been held hostage by this ordeal and has been unable to lower rates for fear of devaluing the dollar. If this uncertainty can be put to rest, a significant decrease in short term rates could occur as the dollar strengthens on a concerted effort by Washington to cut spending and lower the deficit. Contrary to popular opinion, earnings have been pretty good. If this scenario comes together, we think the names which have performed so well for us, could be significantly higher over the next six to twelve months.



   /s/ B. Anthony Weber                            /s/ Darrell Wells


            B. Anthony Weber                          Darrell Wells
            Investment Advisor                        Investment Advisor

-------------------------------------------------------------------------------

                                                                The Shelby Fund
-------------------------------------------------------------------------------
The performance of the Fund is measured against the Standard & Poor's 500 Index, an unmanaged index generally representative of the U.S. stock market, and the Russell 2000 Index, an index of small cap stocks. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of the fees for these value-added services.

Performance data represent past performance and are not predictive of future performance. Investment return and the principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The composition of the Fund's holdings is subject to change.

For more complete information, including charges and expenses, call 1-800-774-3529 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SHELBY COUNTY TRUST BANK OR ITS AFFILIATES, AND SHARES ARE NOT FEDERALLY INSURED BY THE FDIC OR ANY OTHER AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                      Statement of Assets and Liabilities
                                     Page 4

                            Statement of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedule of Portfolio Investments
                                     Page 7

                         Notes to Financial Statements
                                     Page 9

                              Financial Highlights
                                    Page 13

THE COVENTRY GROUP
THE SHELBY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                              SEPTEMBER 30, 1995
                                  (UNUADITED)

                             ASSETS:
Investments, at value............................................. $84,045,931
Repurchase agreements.............................................   2,638,066
                                                                   -----------
                                                                    86,683,997
Interest receivable...............................................         843
Receivable from brokers for investments sold......................   3,757,462
Unamortized organization costs....................................      19,378
                                                                   -----------
    Total Assets..................................................  90,461,680
                                                                   -----------
                           LIABILITIES:
Payable to brokers for investments purchased......................     509,958
Accrued expenses and other payables:
  Investment advisory fees........................................      72,553
  Administration fees.............................................       3,691
  Custodian, accounting, and transfer agent fees..................       2,328
  Legal and audit fees............................................      11,040
  Other...........................................................       9,175
                                                                   -----------
    Total Liabilities.............................................     608,745
                                                                   -----------
                           NET ASSETS:
Capital...........................................................  60,181,543
Distributions in excess of net investment income..................    (306,166)
Net unrealized appreciation from investments......................  15,729,500
Accumulated undistributed net realized gains from investment transactions......................................................  14,248,058
                                                                   -----------
    Net Assets.................................................... $89,852,935
                                                                   ===========
Outstanding units of beneficial interest (shares).................   5,974,959
                                                                   ===========
Net asset value--offering and redemption price per share.......... $     15.04
                                                                   ===========
Investments, at cost.............................................. $70,954,497
                                                                   ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995
                                  (UNAUDITED)

INVESTMENT INCOME:
Interest income.................................................... $   107,193
Dividend income....................................................      97,347
                                                                    -----------
  Total Income.....................................................     204,540
                                                                    -----------
EXPENSES:
Investment advisory fees...........................................     377,360
Administration fees................................................      75,472
Custodian and accounting fees......................................      20,866
Legal and audit fees...............................................       8,601
Organization costs.................................................      12,696
Trustees' fees.....................................................       1,578
Transfer agent fees................................................       6,543
Registration and filing fees.......................................       5,148
Printing costs.....................................................       9,200
Other..............................................................       1,716
Expenses waived by adviser and administrator.......................     (19,306)
                                                                    -----------
  Total Expenses...................................................     499,874
                                                                    -----------
Net investment income..............................................    (295,334)
                                                                    -----------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions....................  14,917,901
Net change in unrealized appreciation from investments.............   9,311,926
                                                                    -----------
Net realized/unrealized gains from investments.....................  24,229,827
                                                                    -----------
Change in net assets resulting from operations..................... $23,934,493
                                                                    ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS ENDED   JULY 1, 1994 TO
                                          SEPTEMBER 30, 1995 MARCH 31, 1995 (A)
                                          ------------------ ------------------
FROM INVESTMENT ACTIVITIES:                  (UNAUDITED)
OPERATIONS:
 Net investment income (loss)............    $  (295,334)       $   333,953
 Net realized gains (losses) from
  investment transactions................     14,917,901           (388,642)
 Net change in unrealized appreciation
  from investments.......................      9,311,926          6,417,574
                                             -----------        -----------
Change in net assets resulting from
operations...............................     23,934,493          6,362,885
                                             -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income..............                          (344,785)
 From net realized gains from investment
 transactions............................                          (281,201)
                                             -----------        -----------
Change in net assets from shareholder
distributions............................                          (625,986)
                                             -----------        -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.............      6,827,613         63,316,773
 Dividends reinvested....................                           625,986
 Cost of shares redeemed.................     (5,066,011)        (5,522,818)
                                             -----------        -----------
Change in net assets from share
 transactions............................      1,761,602         58,419,941
                                             -----------        -----------
Change in net assets.....................     25,696,095         64,156,840
NET ASSETS:
 Beginning of period.....................     64,156,840
                                             -----------        -----------
 End of period...........................    $89,852,935        $64,156,840
                                             ===========        ===========
SHARE TRANSACTIONS:
 Issued..................................        516,285          6,303,107
 Reinvested..............................                            60,624
 Redeemed................................       (377,763)          (527,294)
                                             -----------        -----------
Change in shares.........................        138,522          5,836,437
                                             ===========        ===========

------
(a) Period from commencement of operations.


                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (93.5%):
 Airlines (2.4%):
    54,000 Valuejet Airlines, Inc. (b)............................   $ 1,761,750
    36,200 World Corp., Inc. (b)..................................       438,925
                                                                     -----------
                                                                       2,200,675
                                                                     -----------
 Banks (2.5%):
    38,200 BankAmerica Corp.......................................     2,287,225
                                                                     -----------
 Banks--Money Centers (5.3%):
    36,000 Chemical Banking Corp..................................     2,191,500
    36,000 Citicorp...............................................     2,547,000
                                                                     -----------
                                                                       4,738,500
                                                                     -----------
 Biotechnology (0.7%):
    34,300 Northfield Labs (b)....................................       634,550
                                                                     -----------
 Brokerage Firms & Security Dealers (3.0%):
    95,200 Charles Schwab Corp....................................     2,665,600
                                                                     -----------
 Computer Communication Equipment (3.1%):
    52,800 Bay Networks (b).......................................     2,818,200
                                                                     -----------
 Drilling Oil & Gas Wells (1.0%):
   124,000 Global Marine, Inc. (b)................................       883,500
                                                                     -----------
 Electronic Components (4.2%):
    25,150 CP Clare Corp. (b).....................................       641,325
    53,000 Kemet Corp. (b)........................................     1,815,250
    95,700 Lasersight, Inc. (b)...................................     1,327,838
                                                                     -----------
                                                                       3,784,413
                                                                     -----------
 Engineering, Accounting Management (3.2%):
   101,500 Medaphis Corp. (b).....................................     2,842,000
                                                                     -----------
 Fabrics (0.4%):
    14,800 Westpoint Stevens, Inc. (b)............................       318,200
                                                                     -----------
 Financial Services (2.3%):
     5,000 M.S. Financial, Inc. (b)...............................        57,500
    44,900 PMT Services, Inc. (b).................................     1,083,212
    14,000 Sirrom Capital Corp....................................       253,750
    29,100 WFS Financial, Inc. (b)................................       662,025
                                                                     -----------
                                                                       2,056,487
                                                                     -----------
 Leisure--Recreation (2.6%):
    58,100 Grand Casinos, Inc. (b)................................     2,360,312
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Lodging/Hotel (1.8%):
    56,900 La Quinta Motor Inn....................................   $ 1,593,200
                                                                     -----------
 Machine Tools (1.3%):
    14,700 KLA Instruments Corp. (b)..............................     1,179,675
                                                                     -----------
 Machinery (7.3%):
   177,800 Genus, Inc. (b)........................................     2,778,125
    69,400 Kulicke & Soffa Industries (b).........................     2,533,100
    31,300 PRI Automation, Inc. (b)...............................     1,283,300
                                                                     -----------
                                                                       6,594,525
                                                                     -----------
 Measuring & Controlling Devices (2.4%):
    49,000 Tencor Instruments (b).................................     2,168,250
                                                                     -----------
 Medical Services--Hospital, Management, &
 Nursing (0.3%):
     6,000 American Oncology Resources,
            Inc. (b)..............................................       258,000
       500 Med Partners, Inc. (b).................................        15,750
                                                                     -----------
                                                                         273,750
                                                                     -----------
 Paper Mills (1.4%):
    73,200 Abitibi Price, Inc.....................................     1,271,850
                                                                     -----------
 Petroleum Products--Wholesale (3.8%):
   153,000 Barrett Resources Corp. (b)............................     3,442,500
                                                                     -----------
 Pharmaceuticals (0.6%):
    23,300 Neurogen Corp. (b).....................................       518,425
                                                                     -----------
 Photographic Equipment & Supplies (1.6%):
    34,100 Ultratech Stepper, Inc. (b)............................     1,440,725
                                                                     -----------
 Plastic Products (1.3%):
    62,400 Applied Extrusion Technologies,
            Inc. (b)..............................................     1,146,600
                                                                     -----------
 Prepackaged Software (0.6%):
    15,200 Hummingbird Communications,
            Inc. (b)..............................................       566,200
                                                                     -----------
 Radio, TV, Broadcasting, Communication
 Equipment (2.9%):
    45,500 Microdyne Corp. (b)....................................     1,154,562
    65,700 Tekelec (b)............................................     1,478,250
                                                                     -----------
                                                                       2,632,812
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Restaurants (4.8%):
   242,200 Landry's Seafood Restaurants (b).......................   $ 4,359,600
                                                                     -----------
 Retail Specialty (1.8%):
    52,600 Books A Million (b)....................................       927,075
    47,200 Zale Corp. (b).........................................       654,900
                                                                     -----------
                                                                       1,581,975
                                                                     -----------
 Semiconductors (14.9%):
    43,600 Altera Corp. (b).......................................     2,719,550
     5,000 Information Storage Devices (b)........................       113,125
    21,600 Linear Technology......................................       896,400
    32,600 Maxim Integrated Products, Inc. (b)....................     2,412,400
     4,000 S3, Inc. (b)...........................................       139,500
    39,000 Tower Semiconductors Ltd. (b)..........................     1,267,500
   130,000 Uniphase Corp. (b).....................................     4,582,500
    36,300 VLSI Technology (b)....................................     1,243,275
                                                                     -----------
                                                                      13,374,250
                                                                     -----------
 Shoes, Leather Goods & Clothing (0.4%):
    10,800 Just For Feet, Inc. (b)................................       332,100
                                                                     -----------
 Software & Computer Services (12.8%):
    92,900 Diamond Multimedia (b).................................     2,996,025
    31,800 Discreet Logic, Inc. (b)...............................     1,749,000

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Software & Computer Services, continued:
     1,000 HNC Software, Inc. (b)................................   $    26,250
   208,750 Meridian Data, Inc. (b)...............................     2,113,594
    70,300 NetManage (b).........................................     1,669,625
    24,300 Parametric Technology Corp. (b).......................     1,494,450
    36,300 System Software Association...........................     1,456,538
                                                                    -----------
                                                                     11,505,482
                                                                    -----------
 Technology (0.1%):
     6,000 ON Technology Corp. (b)...............................       103,500
                                                                    -----------
 Telecommunication (0.9%):
    26,200 Pronet, Inc. (b)......................................       763,075
                                                                    -----------
 Telephone & Telegraph (1.8%):
    29,100 StrataCom, Inc. (b)...................................     1,607,775
                                                                    -----------
   Total Common Stocks                                               84,045,931
                                                                    -----------
   Total Investments, at Value                                       84,045,931
                                                                    -----------
 REPURCHASE AGREEMENTS (2.9%):
 2,638,066 Fifth Third Bank, 5.75%, 10/2/95
            (Collateralized by 2,737,000 Federal
            National Mortgage Assoc., 5.70%,
            2/25/03 market value--$2,691,668)....................     2,638,066
                                                                    -----------
   Total Repurchase Agreements                                        2,638,066
                                                                    -----------
   Total (Cost--$70,954,497) (a)                                    $86,683,997
                                                                    ===========

--------
Percentages are based on net assets of $89,852,935.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation.......... $16,332,613
    Unrealized depreciation..........    (603,113)
                                      -----------
    Net unrealized appreciation...... $15,729,500
                                      ===========

(b) Non-income producing securities.

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                         NOTES TO FINANCIAL STATEMENTS
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

1. ORGANIZATION:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations of The Shelby Fund (the "Fund"), a series of the Group, the Fund earned no investment income and had no operations other than incurring organizational expenses.

 The Fund is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.01 per share. Sale of shares of the Fund may be made to the general public.

2. SIGNIFICANT ACCOUNTING PRINCIPLES:

 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   SECURITIES VALUATION:

   Investments in common and preferred stocks, commercial paper, corporate bonds, U.S. Government securities and U.S. Government agency securities of The Shelby Fund are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value by the investment adviser under the supervision of the Group's Board of Trustees. The differences between the cost and market values of investments held by the Fund are reflected as either unrealized appreciation or depreciation.

   SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   REPURCHASE AGREEMENTS:

   The Fund may acquire repurchase agreements from financial institutions such as banks and broker dealers which the investment adviser, Shelby County Trust Bank, deems creditworthy under guidelines approved

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

   by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

   OPTIONS TRANSACTIONS:

   The Fund enters into options transactions only as a hedge against fluctuations in the value of securities which the Fund holds or intends to purchase.

   When the Fund writes a covered call or put option, an amount equal to the net premium received is included in the Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received.

   When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

   During the period ended September 30, 1995, the Fund entered no options transactions.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Fund.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and deferrals of certain losses.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

   FEDERAL INCOME TAXES:

   It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

   OTHER:

   Expenses that are directly related to the Fund are charged directly to the Fund. Expenses relating to the Group are prorated to all the investment portfolios of the Group, including the Fund, on the basis of each fund's relative net assets.

   ORGANIZATION COSTS:

   All expenses in connection with the Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are being amortized over a period of two years commencing with the date of the initial public offering.

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1995 are $103,715,935 and $103,637,707, respectively.

4. RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Fund by Shelby County Trust Bank. Under the terms of the investment advisory agreement, Shelby County Trust Bank is entitled to receive fees computed daily based on a percentage of the average net assets of the Fund. SMC Capital, Inc. is the sub-investment adviser for the Fund.

 The Winsbury Company Limited Partnership d/b/a The Winsbury Company ("Winsbury") is an Ohio limited partnership. The sole general partner of Winsbury is BISYS Fund Services, Inc. The sole limited partner of Winsbury is WC Subsidiary Corporation. BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., and WC Subsidiary Corporation are all subsidiaries of The BISYS Group, Inc. On October 10, 1995, Winsbury changed its name to BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services.

 Winsbury, with whom certain officers and trustees of the Group are affiliated, serves the Fund as administrator. Such officers and trustees are paid no fees directly by the Fund for serving as officers and trustees of the Group. Under the terms of the administration agreement, Winsbury's fees are computed daily as a percentage of the average net assets of the Fund.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1995
                                  (UNAUDITED)

 BISYS Fund Services Ohio, Inc. (the "Company"), serves the Fund as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agent and Fund Accountant Agreements, the Company's fees are computed on the basis of the number of shareholders and average net assets, respectively.

 Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios.

 Information regarding these transactions is as follows for the six months ended September 30, 1995:

  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee reductions (percentage of average
   net assets)........................................................    1.00%
  Voluntary fee reductions............................................ $   381

  ADMINISTRATION FEES:
  Annual fee before voluntary fee reductions (percentage of average
   net assets)........................................................    0.20%
  Voluntary fee reductions............................................ $18,925

  TRANSFER AGENT & FUND ACCOUNTANT FEES:.............................. $22,979

THE COVENTRY GROUP
THE SHELBY FUND

                             FINANCIAL HIGHLIGHTS

                                           SIX MONTHS ENDED   JULY 1, 1994 TO
                                          SEPTEMBER 30, 1995 MARCH 31, 1995 (A)
                                          ------------------ ------------------
                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....      $ 10.99            $ 10.00
                                               -------            -------
INVESTMENT ACTIVITIES:
 Net investment income (loss)............        (0.05)              0.06
 Net realized and unrealized gains from
 investments.............................         4.10               1.04
                                               -------            -------
  Total from Investment Activities.......         4.05               1.10
                                               -------            -------
DISTRIBUTIONS:
 Net investment income...................                           (0.06)
 Net realized gains......................                           (0.05)
                                               -------            -------
  Total Distributions....................                           (0.11)
                                               -------            -------
NET ASSET VALUE, END OF PERIOD...........      $ 15.04            $ 10.99
                                               =======            =======
Total Return.............................        39.68% (b)         11.04%(b)
RATIOS/SUPPLEMENTAL DATA
 Net Assets at end of period (000).......      $89,853            $64,157
 Ratio of expenses to average net assets.         1.32% (c)          1.41%(c)
 Ratio of net investment income to
  average net assets.....................        (0.78%)(c)          0.74%(c)
 Ratio of expenses to average net
  assets*................................         1.38% (c)          1.46%(c)
 Ratio of net investment income to
  average net assets*....................        (0.83%)(c)          0.69%(c)
 Portfolio turnover......................       145.77%            101.86%

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  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

INVESTMENT ADVISER
Shelby County Trust Bank
P.O. Box 249
Shelbyville, Kentucky 40066

SUB-INVESTMENT ADVISER
SMC Capital, Inc.
4350 Brownsboro Rd.
Suite 310
Louisville, KY 40207

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

AUDITORS
Arthur Andersen LLP
2300 Meidinger Tower
Louisville Galleria
Louisville, KY 40202


                           [LOGO of The Shelby Fund]






                           SHELBY COUNTY TRUST BANK
                              INVESTMENT ADVISER

                               SMC CAPITAL, INC.
                            SUB-INVESTMENT ADVISER

                              SEMI-ANNUAL REPORT
                                      TO
                                 SHAREHOLDERS
                              SEPTEMBER 30, 1995


                              BISYS FUND SERVICES
                               3435 STELZER ROAD
                             COLUMBUS, OHIO 43219